Income Taxes - Components of the loss before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Domestic	$ (16,496)	$ (9,554)
Foreign	(1,617)	(961)
Loss before provision for income taxes	$ (18,113)	$ (10,515)